Goodwill - Summary of Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Symphony
Business Acquisition [Line Items]
Net revenue	$ 2,818,280	$ 2,609,233
Net income	$ 376,636	$ 324,671
Basic earnings per share (dollars per share)	$ 6.90	$ 6.00
Diluted earnings per share (dollars per share)	$ 6.84	$ 5.93
MeDiNova
Business Acquisition [Line Items]
Net revenue	$ 2,807,788	$ 2,599,091
Net income	$ 375,979	$ 323,759
Basic earnings per share (dollars per share)	$ 6.89	$ 5.98
Diluted earnings per share (dollars per share)	$ 6.83	$ 5.91
MMD
Business Acquisition [Line Items]
Net revenue	$ 2,806,908	$ 2,612,346
Net income	$ 373,930	$ 321,698
Basic earnings per share (dollars per share)	$ 6.85	$ 5.94
Diluted earnings per share (dollars per share)	$ 6.79	$ 5.87
Mapi Group
Business Acquisition [Line Items]
Net revenue			$ 1,811,018	$ 1,750,643
Net income			$ 284,903	$ 263,101
Basic earnings per share (dollars per share)			$ 5.26	$ 4.76
Diluted earnings per share (dollars per share)			$ 5.19	$ 4.66